Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Intangible Assets and Goodwill

	Balance at 1 January 2019	Additions	Disposals	Transfers	Impairment	Effects of movements in exchange rates	Balance at 31 December 2019
Cost
Telecommunication licenses	8,722,998	8,871	(17,035)	29,161	—	388,622	9,132,617
Computer software	8,539,038	1,441,780	(44,952)	89,729	—	108,329	10,133,924
Transmission line software	73,139	1,240	—	—	—	—	74,379
Central betting system operating right	11,981	445	—	—	—	—	12,426
Indefeasible right of usage	117,618	—	—	—	—	—	117,618
Brand name	7,040	700	—	—	—	—	7,740
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Subscriber acquisition cost	2,034,053	1,232,539	(39,496)	—	—	21,763	3,248,859
Other	50,005	50,334	(61)	(8,972)	—	2,636	93,942
Construction in progress	18,007	85,202	—	(96,991)	(585)	7,819	13,452

Total	19,622,225	2,821,111	(101,544)	12,927	(585)	529,169	22,883,303

Accumulated amortization
Telecommunication licenses	2,948,235	611,197	(17,035)	—	17	90,554	3,632,968
Computer software	5,481,895	768,238	(41,214)	7,770	1,902	71,542	6,290,133
Transmission line software	67,017	4,585	—	—	—	—	71,602
Central betting system operating right	12,074	301	—	—	—	—	12,375
Indefeasible right of usage	31,855	8,565	—	—	—	—	40,420
Brand name	7,040	—	—	—	—	—	7,040
Customer base	12,211	437	—	—	—	—	12,648
Subscriber acquisition cost	974,200	495,861	(39,496)	—	—	17,041	1,447,606
Other	37,526	29,032	(61)	(7,940)	36	1,856	60,449

Total	9,572,053	1,918,216	(97,806)	(170)	1,955	180,993	11,575,241

Net book amount	10,050,172	902,895	(3,738)	13,097	(2,540)	348,176	11,308,062

Amortization expenses for the years ended 31 December 2019, 2018 and 2017 amounting to TL 1,920,756, TL 1,580,319 and TL 1,095,401, respectively include impairment losses and are recognized in cost of revenue.
Impairment losses on intangible assets for the years ended 31 December 2019, 2018 and 2017 are TL 2,540, TL 3,232 and TL 1,986, respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 206,064 for the year ended 31 December 2019 (31 December 2018: TL 171,442). The amortization expenses related to capitalized software development costs for the years ended 31 December 2019, 2018 and 2017 amounting to TL 47,591, TL 40,934 and TL 37,532, respectively are recognized in cost of revenue.

	Balance at 1 January 2018	Impact of IFRS 15 adaption	Additions	Disposals	Transfers	Impairment	Disposal of subsidiary	Effects of movements in exchange rates	Balance at 31 December 2018
Cost
Telecommunication licenses	8,139,628	—	6,394	(220,986)	466,379	—	—	331,583	8,722,998
Computer software	7,117,116	—	1,175,040	(4,822)	159,453	—	(18,370)	110,621	8,539,038
Transmission line software	71,820	—	1,319	—	—	—	—	—	73,139
Central betting system operating right	11,981	—	—	—	—	—	—	—	11,981
Indefeasible right of usage	112,556	—	5,062	—	—	—	—	—	117,618
Brand name	7,040	—	—	—	—	—	—	—	7,040
Customer base	15,512	—	—	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	—	—	32,834
Subscriber acquisition cost	—	1,431,901	583,809	—	—	—	—	18,343	2,034,053
Other	42,749	—	7,473	(37)	11	—	(191)	—	50,005
Construction in progress	127,637	—	485,815	—	(618,032)	—	—	22,587	18,007

Total	15,678,873	1,431,901	2,264,912	(225,845)	7,811	—	(18,561)	483,134	19,622,225

Accumulated amortization
Telecommunication licenses	2,419,230	—	533,311	(184,582)	—	—	—	180,276	2,948,235
Computer software	4,770,880	—	663,967	(3,071)	—	3,232	(12,793)	59,680	5,481,895
Transmission line software	62,468	—	4,549	—	—	—	—	—	67,017
Central betting system operating right	11,491	—	583	—	—	—	—	—	12,074
Indefeasible right of usage	23,274	—	8,581	—	—	—	—	—	31,855
Brand name	6,512	—	528	—	—	—	—	—	7,040
Customer base	11,774	—	437	—	—	—	—	—	12,211
Subscriber acquisition cost	—	601,890	360,232	—	—	—	—	12,078	974,200
Other	32,834	—	4,899	(31)	—	—	(176)	—	37,526

Total	7,338,463	601,890	1,577,087	(187,684)	—	3,232	(12,969)	252,034	9,572,053

Net book amount	8,340,410	830,011	687,825	(38,161)	7,811	(3,232)	(5,592)	231,100	10,050,172